ORGANIZATION AND BUSINESS BACKGROUND (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY AND ITS SUBSIDIARIES AND CONSOLIDATED ENTITIES

The Company and its consolidated subsidiaries as of June 30, 2026 are as follows:

Company Name	Date of Incorporation	Place of Incorporation	Ownership Interest	Principal Activities
AMC Robotics Corporation (F/K/A AlphaVest Acquisition Corp.)	January 14, 2022	Delaware, USA	-	Public holding company
AMC Corporation	October 21, 2021	Washington, USA	100%	Sale of security camera products
AMCV Company Limited	January 5, 2026	Vietnam	100%	Manufacturing and operational support

The Company and its subsidiaries and consolidated entities as of December 31, 2025 are as follows:

Company Name	Date of Incorporation	Place of Incorporation	Ownership Interest	Principal Activities
AMC Robotics Corporation (F/K/A AlphaVest Acquisition Corp.)	January 14, 2022	Delaware, USA	—	Public holding company
AMC Corporation	October 21, 2021	Washington, USA	100%	Sale of security camera products
Shanghai Xiaoyun Technology Limited	July 16, 2020	China	VIE (1)	E-commerce platform account holding
Kunshan Yishijue Technology Limited	January 11, 2021	China	VIE (1)	E-commerce platform account holding

(1)	The Company was the primary beneficiary and historically consolidated these entities as Variable Interest Entities (“VIEs”), as defined in ASC 810 as entities in which equity investors lack a controlling financial interest, but terminated the contractual arrangements with Shanghai Xiaoyun Technology Limited and Kunshan Yishijue Technology Limited on December 1, 2025 and, accordingly, deconsolidated these entities as of that date.

SCHEDULE OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

The effect of the revision on the Company’s previously reported consolidated balance sheet as of December 31, 2025 was as follows:

	As Previously Reported	Adjustment	As Revised
Accrued and other liabilities	$592,822	$109,022	$701,844
Accumulated deficit	$(27,229,088)	$(109,022)	$(27,338,109)

Consolidated Balance Sheet

As of December 31, 2025	As Previously Reported	Adjustment	As Restated
Accrued and other liabilities	$592,822	$109,022	$701,844
Total current liabilities	686,821	109,022	795,843
Total liabilities	746,384	109,022	855,406
Accumulated deficit	(27,229,088)	(109,022)	(27,338,110)
Total stockholders’ equity	10,426,202	(109,022)	10,317,180
Total liabilities and stockholders’ equity	$11,172,586	$—	$11,172,586

Consolidated Statement of Operations and Comprehensive Loss

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
General and administrative expenses	$2,687,250	$109,022	$2,796,272
Total operating expenses	3,358,314	109,022	3,467,336
Loss from operations	(505,166)	(109,022)	(614,188)
Loss before income taxes	(24,812,691)	(109,022)	(24,921,713)
Net loss	(24,817,342)	(109,022)	(24,926,364)
Total comprehensive loss	$(24,817,342)	$(109,022)	$(24,926,364)

Consolidated Statement of Changes in Stockholders’ Equity

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
Net loss	$(24,817,342)	$(109,022)	$(24,926,364)
Accumulated deficit, December 31, 2025	(27,229,088)	(109,022)	(27,338,110)
Total stockholders’ equity, December 31, 2025	$10,426,202	$(109,022)	$10,317,180

Consolidated Statement of Cash Flows

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
Net loss	$(24,817,342)	$(109,022)	$(24,926,364)
Accrued and other liabilities	373,007	109,022	482,029
Net cash used in operating activities	$(5,555,840)	$—	$(5,555,840)